UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
November 30, 2016
unaudited
Bonds, notes & other debt instruments 93.50% U.S. Treasury bonds & notes 33.75% U.S. Treasury 24.66%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$222,655	$221,893
U.S. Treasury 0.75% 2018	105,860	105,261
U.S. Treasury 1.125% 2018[1]	75,000	75,109
U.S. Treasury 1.25% 2018	84,140	84,331
U.S. Treasury 0.75% 2019	200,000	196,916
U.S. Treasury 0.75% 2019	36,640	36,312
U.S. Treasury 0.875% 2019	124,900	123,276
U.S. Treasury 0.875% 2019	50,000	49,593
U.S. Treasury 0.875% 2019	27,000	26,755
U.S. Treasury 1.00% 2019	150,000	149,367
U.S. Treasury 1.00% 2019	130,000	128,528
U.S. Treasury 1.00% 2019	7,400	7,321
U.S. Treasury 1.25% 2021	30,000	29,163
U.S. Treasury 1.375% 2021	10,780	10,613
U.S. Treasury 1.75% 2021	87,175	86,807
U.S. Treasury 1.625% 2023	50,000	48,222
		1,379,467
U.S. Treasury inflation-protected securities 9.09%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	21,257	21,266
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	51,544	52,027
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	101,857	102,454
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	25,417	25,040
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	51,731	52,795
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	61,154	60,329
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	61,314	61,204
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	94,307	91,741
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	40,639	41,243
		508,099
Total U.S. Treasury bonds & notes		1,887,566
Corporate bonds & notes 19.13% Financials 6.13%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,397
ACE INA Holdings Inc. 2.875% 2022	1,275	1,286
ACE INA Holdings Inc. 3.35% 2026	1,275	1,283
AIG Global Funding 1.65% 2017[3]	10,000	10,036
Bank of New York Mellon Corp. 1.446% 2018[4]	20,000	20,083
Bank of Nova Scotia 1.65% 2019	6,750	6,683
Berkshire Hathaway Finance Corp. 1.15% 2018	3,545	3,528
Berkshire Hathaway Finance Corp. 1.45% 2018	10,000	10,014
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,544
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	9,998
Citigroup Inc. 1.70% 2018	7,000	6,986
Credit Suisse Group AG 1.375% 2017	10,000	9,999
Short-Term Bond Fund of America — Page 1 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.242% 2021[4]	$5,000	$5,071
HSBC Holdings PLC 2.95% 2021	15,000	14,913
MetLife Global Funding I 1.30% 2017[3]	10,000	10,006
MetLife Global Funding I 2.30% 2019[3]	6,745	6,780
Morgan Stanley 2.45% 2019	9,250	9,324
National Australia Bank Ltd. 1.375% 2019	4,200	4,129
New York Life Global Funding 1.95% 2020[3]	3,645	3,614
New York Life Global Funding 1.70% 2021[3]	5,000	4,835
Nordea Bank AB 1.875% 2018[3]	11,425	11,445
PNC Bank 1.50% 2017	2,000	2,002
PNC Bank 1.45% 2019	11,825	11,677
PRICOA Global Funding I 1.35% 2017[3]	2,000	2,002
Rabobank Nederland 2.50% 2021	6,535	6,537
Royal Bank of Canada 1.25% 2017	21,260	21,271
Svenska Handelsbanken AB 1.50% 2019	7,080	6,968
Toronto-Dominion Bank 1.45% 2018	34,155	34,020
Toronto-Dominion Bank 1.625% 2018	23,300	23,337
Toronto-Dominion Bank 1.75% 2018	7,000	7,012
US Bancorp. 1.282% 2019[4]	20,000	20,054
US Bank NA 1.375% 2017	15,000	15,029
Wells Fargo & Co. 1.65% 2018	9,250	9,256
Wells Fargo & Co. 1.75% 2019	15,000	14,927
		343,046
Health care 3.18%
AbbVie Inc. 1.80% 2018	17,500	17,495
AbbVie Inc. 2.30% 2021	9,955	9,764
Aetna Inc. 1.491% 2017[4]	4,170	4,186
Aetna Inc. 1.70% 2018	4,840	4,842
Aetna Inc. 1.90% 2019	4,170	4,153
Aetna Inc. 2.40% 2021	5,035	4,996
AstraZeneca PLC 1.75% 2018	10,000	10,006
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,382
Eli Lilly and Co. 1.25% 2018	7,400	7,388
EMD Finance LLC 1.70% 2018[3]	7,000	6,987
EMD Finance LLC 2.40% 2020[3]	15,775	15,757
Johnson & Johnson 1.125% 2019	20,745	20,574
Johnson & Johnson 2.45% 2026	5,375	5,149
Merck & Co., Inc. 1.269% 2018[4]	26,200	26,287
Pfizer Inc. 1.15% 2018[4]	10,000	10,036
Pfizer Inc. 1.20% 2018	15,000	14,976
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,002
UnitedHealth Group Inc. 1.70% 2019	10,000	9,978
		177,958
Energy 2.87%
Chevron Corp. 1.411% 2018[4]	26,600	26,717
Chevron Corp. 1.561% 2019	15,000	14,915
Exxon Mobil Corp. 1.00% 2019[4]	31,820	31,798
Exxon Mobil Corp. 1.708% 2019	10,000	9,989
Royal Dutch Shell PLC 1.375% 2019	11,345	11,175
Royal Dutch Shell PLC 1.75% 2021	6,160	5,956
Schlumberger BV 1.90% 2017[3]	15,000	15,053
Schlumberger BV 3.00% 2020[3]	3,645	3,713
Short-Term Bond Fund of America — Page 2 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 2.125% 2020	$5,000	$4,984
Statoil ASA 2.25% 2019	18,660	18,805
Total Capital International 1.50% 2017	5,000	5,004
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,503
		160,612
Information technology 1.84%
Apple Inc. 0.90% 2017	25,825	25,826
Apple Inc. 1.10% 2019	15,000	14,776
Cisco Systems, Inc. 1.40% 2019	21,530	21,286
International Business Machines Corp. 1.125% 2018	10,000	9,978
Microsoft Corp. 1.30% 2018	15,000	14,983
Microsoft Corp. 1.10% 2019	11,355	11,199
Oracle Corp. 2.50% 2022	5,000	4,952
		103,000
Consumer discretionary 1.77%
Amazon.com, Inc. 2.60% 2019	5,000	5,103
Starbucks Corp. 2.10% 2021	7,640	7,606
Starbucks Corp. 2.70% 2022	2,140	2,162
Toyota Motor Credit Corp. 1.45% 2018	20,000	19,999
Toyota Motor Credit Corp. 1.70% 2019	27,000	26,931
Toyota Motor Credit Corp. 2.15% 2020	23,000	22,956
Walt Disney Co. 0.875% 2019	8,220	8,064
Walt Disney Co. 1.65% 2019	6,355	6,371
		99,192
Consumer staples 1.47%
Anheuser-Busch InBev NV 2.65% 2021	11,675	11,724
Coca-Cola Co. 1.375% 2019	35,000	34,769
PepsiCo, Inc. 1.35% 2019	9,300	9,207
Philip Morris International Inc. 1.375% 2019	16,000	15,856
Procter & Gamble Co. 1.70% 2021	8,820	8,668
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,801
		82,025
Utilities 0.89%
Duke Energy Progress Inc. 1.111% 2017[4]	8,540	8,551
National Rural Utilities Cooperative Finance Corp. 1.50% 2019	15,000	14,876
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,463
Public Service Electric and Gas Co., 1.90% 2021	4,735	4,663
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,809
Xcel Energy Inc. 2.60% 2022	3,645	3,640
		50,002
Real estate 0.43%
Scentre Group 2.375% 2019[3]	1,380	1,382
Scentre Group 2.375% 2021[3]	2,970	2,932
WEA Finance LLC 1.75% 2017[3]	14,420	14,463
WEA Finance LLC 3.25% 2020[3]	5,185	5,280
		24,057
Short-Term Bond Fund of America — Page 3 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.35%	Principal amount (000)	Value (000)
3M Co. 1.625% 2021	$7,000	$6,820
Boeing Company 1.65% 2020	5,635	5,541
Siemens AG 1.45% 2018[3]	7,000	6,993
		19,354
Telecommunication services 0.20%
Verizon Communications Inc. 2.625% 2020	10,953	11,035
Total corporate bonds & notes		1,070,281
Asset-backed obligations 16.02%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,393
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,5]	3,000	3,008
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,5]	2,500	2,505
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,5]	4,525	4,589
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	10,480	10,443
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 2019[5]	7,737	7,733
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[5]	4,405	4,401
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[5]	1,050	1,050
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[5]	7,020	7,128
Ares CLO Ltd., Series 2012-3A, Class AR, CLO, 1.768% 2024[3,4,5]	17,000	17,001
ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81% 2022[3,5]	600	599
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[3,5]	1,152	1,151
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,5]	3,058	3,071
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,5]	8,666	8,692
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.146% 2023[3,4,5]	10,359	10,362
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[5]	25,090	25,061
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[5]	3,540	3,544
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33% 2019[5]	7,712	7,718
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[5]	14,315	14,384
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,010
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[5]	8,000	8,027
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[3,4,5,6]	7,236	6,763
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.78% 2021[3,4,5,6]	882	801
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 2019[5]	1,241	1,241
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[5]	2,271	2,272
CarMaxAuto Owner Trust, Series 2015-1, Class A3, 1.38% 2019[5]	1,964	1,966
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 2020[5]	14,275	14,287
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A1, 4.192% 2020[5]	1	1
Chase Issuance Trust, Series 2015-A1, Class A, 0.858% 2020[4,5]	10,000	10,021
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[5]	34,310	34,255
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[5]	8,000	8,030
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.953% 2026[3,4,5]	5,069	5,068
Chesapeake Funding LLC, Series 2015-1A, Class A, 1.033% 2027[3,4,5]	6,123	6,123
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[3,5]	22,202	22,206
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[3,5]	4,812	4,809
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[3,5]	6,012	6,007
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,5]	931	894
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[3,5]	5,283	5,065
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 2029[3,5]	395	380
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,5]	1,122	1,124
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,5]	5,765	5,762
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[3,5]	9,029	9,070
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,5]	1,000	1,017
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	2,500	2,500
Short-Term Bond Fund of America — Page 4 of 14

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 0.888% 2020[4,5]	$18,420	$18,452
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,5]	1,004	1,002
Drive Auto Receivables Trust, Series 2015-DA, Class A3, 1.59% 2018[3,5]	849	849
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[3,5]	14,375	14,376
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 1.67% 2019[3,5]	6,730	6,737
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,5]	465	466
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 2020[3,5]	3,800	3,826
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[3,5]	500	505
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	9,500	9,605
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,5]	5,000	5,089
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,5]	5,780	5,836
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 2019[3,5]	4,400	4,405
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 2019[3,5]	14,012	14,016
Drivetime Auto Owner Trust, Series 2016-1A, Class A, 2.00% 2019[3,5]	1,010	1,010
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,5]	6,835	6,904
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,5]	5,000	4,968
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[3,5]	2,940	2,977
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	699	699
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	5,909	5,905
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,5]	3,425	3,425
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 2020[3,5]	6,409	6,411
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	2,805	2,803
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, 2.052% 2023[3,4,5]	15,000	15,000
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[5]	168	168
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[3,5]	12,010	12,163
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,5]	12,600	12,677
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,5]	15,620	15,477
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,5]	17,160	17,391
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 2020[5]	8,200	8,207
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[5]	17,170	17,072
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[3,5]	481	460
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,5]	1,370	1,308
Hertz Fleet Lease Funding LP, Series 2013-3A, 1.087% 2027[3,4,5]	3,030	3,031
Hertz Fleet Lease Funding LP, Series 2014-1A, 0.937% 2028[3,4,5]	4,631	4,632
Hertz Fleet Lease Funding LP, Series 2014-1B, 1.287% 2028[3,4,5]	2,700	2,695
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A2, 3.29% 2018[3,5]	13,560	13,607
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,5]	63,895	63,480
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	24,255	24,218
Navient Student Loan Trust, Series 2015-2, Class A1, 0.864% 2024[4,5]	1,725	1,725
Navient Student Loan Trust, Series 2015-2, Class A2, 1.004% 2029[4,5]	3,369	3,356
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54% 2021[5]	1,000	994
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.168% 2025[3,4,5]	18,500	18,446
Prestige Auto Receivables Trust, Series 2016-1A, Class A2, 1.78% 2019[3,5]	8,946	8,962
Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.53% 2021[3,5]	8,680	8,687
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	3,750	3,736
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	6,120	6,100
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A, 1.12% 2018[5]	2,355	2,355
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[5]	138	138
Santander Drive Auto Receivables Trust, Series 2014-5, Class A3, 1.15% 2019[5]	24	24
Santander Drive Auto Receivables Trust, Series 2015-5, Class A3, 1.58% 2019[5]	11,000	11,017
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	2,200	2,203
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	995	997
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	13,600	13,625
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 2020[5]	4,915	4,915
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	1,877	1,885
Short-Term Bond Fund of America — Page 5 of 14

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	$22,260	$22,463
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	7,645	7,693
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	6,305	6,383
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[5]	2,000	2,025
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	500	510
SLM Private Credit Student Loan Trust, Series 2014-A, Class A1, 1.138% 2022[3,4,5]	144	144
Social Professional Loan Program LLC, Series 2015-C, Class A1, 1.634% 2035[3,4,5]	4,756	4,787
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,5]	8,955	9,071
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,5]	9,375	8,944
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,5]	7,777	7,561
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,5]	688	661
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,5]	3,190	3,089
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,5]	6,119	5,926
Trade Maps Ltd., 2013-1AA, 1.237% 2018[3,4,5]	14,170	14,167
Trade Maps Ltd., 2013-1AB, 1.787% 2018[3,4,5]	5,040	5,038
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,5]	8,615	8,584
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,5]	19,975	19,952
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,5]	11,250	11,388
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,5]	4,275	4,270
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class C, 1.26% 2021[5]	27,275	27,290
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 1.018% 2022[4,5]	4,000	4,009
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[5]	1,861	1,861
		896,365
Mortgage-backed obligations 10.70% Federal agency mortgage-backed obligations 4.67%
Fannie Mae 4.00% 2019[5]	1,852	1,901
Fannie Mae 4.00% 2019[5]	869	892
Fannie Mae 4.00% 2019[5]	812	834
Fannie Mae 5.00% 2023[5]	485	531
Fannie Mae 5.00% 2023[5]	348	381
Fannie Mae 3.50% 2025[5]	1,227	1,279
Fannie Mae 4.50% 2025[5]	2,625	2,767
Fannie Mae 3.50% 2026[5]	2,606	2,715
Fannie Mae 3.50% 2035[5]	13,091	13,589
Fannie Mae 3.50% 2035[5]	2,069	2,144
Fannie Mae 3.50% 2036[5]	41,275	42,891
Fannie Mae 6.00% 2038[5]	4,320	4,919
Fannie Mae 6.00% 2038[5]	1,811	2,062
Fannie Mae 6.00% 2038[5]	140	160
Fannie Mae 3.085% 2039[4,5]	669	711
Fannie Mae 3.09% 2039[4,5]	429	452
Fannie Mae 3.161% 2039[4,5]	707	753
Fannie Mae 5.00% 2041[5]	4,220	4,641
Fannie Mae 4.00% 2047[5,7]	13,230	13,898
Fannie Mae, Series 2007-114, Class A7, 0.784% 2037[4,5]	7,500	7,466
Freddie Mac 5.50% 2024[5]	5,135	5,380
Freddie Mac 5.50% 2034[5]	521	580
Freddie Mac 3.50% 2035[5]	1,301	1,349
Freddie Mac 5.50% 2036[5]	417	469
Freddie Mac 3.099% 2039[4,5]	369	391
Freddie Mac 3.213% 2041[4,5]	3,139	3,297
Government National Mortgage Assn. 4.50% 2043[5]	1,269	1,362
Government National Mortgage Assn. 4.50% 2043[5]	52	56
Government National Mortgage Assn. 4.50% 2044[5]	993	1,066
Short-Term Bond Fund of America — Page 6 of 14

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2044[5]	$12	$12
Government National Mortgage Assn. 4.50% 2045[5]	21,260	22,807
Government National Mortgage Assn. 4.50% 2045[5]	13,669	14,663
Government National Mortgage Assn. 4.50% 2045[5]	3,513	3,769
Government National Mortgage Assn. 4.50% 2045[5]	3,333	3,580
Government National Mortgage Assn. 4.50% 2045[5]	1,109	1,190
Government National Mortgage Assn. 4.50% 2045[5]	607	652
Government National Mortgage Assn. 5.46% 2059[5]	3,875	3,936
Government National Mortgage Assn. 4.690% 2061[5]	790	822
Government National Mortgage Assn. 4.70% 2061[5]	4,769	4,946
Government National Mortgage Assn. 4.70% 2061[5]	715	741
Government National Mortgage Assn. 4.72% 2061[5]	323	334
Government National Mortgage Assn. 4.782% 2061[5]	341	353
Government National Mortgage Assn. 4.804% 2061[5]	625	645
Government National Mortgage Assn. 4.797% 2061[5]	347	361
Government National Mortgage Assn. 4.822% 2061[5]	1,816	1,877
Government National Mortgage Assn. 5.081% 2061[5]	1,616	1,709
Government National Mortgage Assn. 5.081% 2061[5]	1,059	1,109
Government National Mortgage Assn. 4.642% 2063[5]	1,639	1,711
Government National Mortgage Assn. 4.671% 2063[5]	1,706	1,780
Government National Mortgage Assn. 4.670% 2063[5]	783	814
Government National Mortgage Assn. 4.675% 2063[5]	1,580	1,645
Government National Mortgage Assn. 4.995% 2063[5]	652	682
Government National Mortgage Assn. 1.277% 2064[4,5]	498	502
Government National Mortgage Assn. 4.653% 2064[5]	1,657	1,728
Government National Mortgage Assn. 4.645% 2064[5]	1,606	1,677
Government National Mortgage Assn. 4.674% 2064[5]	1,684	1,753
Government National Mortgage Assn. 4.718% 2064[5]	3,239	3,402
Government National Mortgage Assn. 4.722% 2064[5]	1,518	1,585
Government National Mortgage Assn. 4.733% 2064[5]	1,566	1,636
Government National Mortgage Assn. 4.923% 2064[5]	690	714
Government National Mortgage Assn. 6.520% 2064[5]	520	548
Government National Mortgage Assn. 6.64% 2064[5]	1,947	2,056
Government National Mortgage Assn. 4.706% 2065[5]	570	605
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.29% 2062[4,5]	3,205	3,206
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.455% 2062[4,5]	36,801	37,024
Government National Mortgage Assn., Series 2014, Class H08, 1.19% 2064[4,5]	15,766	15,755
		261,265
Commercial mortgage-backed securities 3.17%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A4, 5.492% 2051[5]	8,348	8,512
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A4, 5.94% 2051[4,5]	10,498	10,665
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.900% 2040[4,5]	8,870	8,984
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 2050[4,5]	2,637	2,694
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90% 2049[4,5]	24,000	24,255
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.886% 2044[4,5]	6,440	6,563
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[5]	17,260	17,549
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A1A, 5.746% 2051[4,5]	25,641	26,226
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[4,5]	275	276
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.903% 2049[4,5]	5,512	5,563
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.903% 2049[4,5]	1,824	1,839
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 6.071% 2044[4,5]	7,296	7,395
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[4,5]	10,000	10,111
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 2045[4,5]	7,392	7,596
Short-Term Bond Fund of America — Page 7 of 14

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70% 2049[5]	$1,699	$1,739
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.069% 2049[4,5]	6,480	6,577
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81% 2050[4,5]	2,068	2,089
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.823% 2042[4,5]	19,487	19,763
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.823% 2042[4,5]	4,852	4,922
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AMFX, 5.37% 2043[5]	256	256
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[5]	3,962	3,963
		177,537
Collateralized mortgage-backed (privately originated) 2.65%
Freddie Mac, Series 2014-DN1, Class M1, 1.584% 2024[4,5]	995	997
Freddie Mac, Series 2015-HQ2, Class M1, 1.684% 2025[4,5]	1,836	1,840
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.00% 2018[3,4,5,6]	36,000	36,027
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[3,5]	3,519	3,526
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,5,6]	5,539	5,551
Station Place Securitization Trust, Series 2016-1, Class A, 1.592% 2048[4,5,6]	35,000	35,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.692% 2048[3,4,5,6]	34,000	34,000
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2055[3,4,5]	19,661	19,589
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	11,584	11,517
		148,047
Other mortgage-backed securities 0.21%
Fannie Mae, Series 2015-M14, multifamily 1.646% 2019[5]	6,580	6,562
Westpac Banking Corp. 2.00% 2021[3,5]	5,000	4,988
		11,550
Total mortgage-backed obligations		598,399
Bonds & notes of governments & government agencies outside the U.S. 9.89%
Asian Development Bank 0.75% 2017	4,000	3,992
Bank Nederlandse Gemeenten NV 1.00% 2018[3]	9,000	8,937
Bank of England 1.25% 2018[3]	6,500	6,497
Belgium (Kingdom of) 1.125% 2019[3]	14,600	14,412
Council of Europe Development Bank 1.00% 2019	15,000	14,840
CPPIB Capital Inc. 1.25% 2019[3]	20,000	19,738
Denmark (Kingdom of) 0.875% 2017[3]	2,000	2,000
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,008
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,668
European Investment Bank 0.875% 2017	2,000	2,000
European Investment Bank 1.25% 2019	10,000	9,916
European Investment Bank 1.25% 2019	3,570	3,519
European Investment Bank 1.375% 2021	13,333	12,883
European Investment Bank 1.625% 2021	12,000	11,767
European Investment Bank 2.00% 2021	10,000	9,981
European Investment Bank 2.25% 2022	6,000	6,003
Finland (Republic of) 1.00% 2018[3]	5,000	4,981
Inter-American Development Bank 1.00% 2019	30,000	29,622
Inter-American Development Bank 1.25% 2021	20,000	19,346
Inter-American Development Bank 1.875% 2021	10,000	10,176
Inter-American Development Bank 2.00% 2026	15,000	14,280
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,982
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,626
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,879
International Bank for Reconstruction and Development 1.125% 2020	15,000	14,627
Short-Term Bond Fund of America — Page 8 of 14

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
International Bank for Reconstruction and Development 1.375% 2021	$12,000	$11,680
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,699
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,881
KfW 0.875% 2017	3,000	2,990
KfW 1.00% 2018	14,000	13,948
KfW 1.00% 2018	8,000	7,980
KfW 1.125% 2018	9,000	8,972
KfW 1.125% 2018	6,000	5,993
KfW 1.00% 2019	12,000	11,832
KfW 1.25% 2019	15,000	14,919
KfW 1.50% 2019	10,000	10,026
KfW 1.50% 2020	8,000	7,959
KfW 1.50% 2021	9,000	8,838
Landwirtschaftliche Rentenbank 2.00% 2021	14,020	13,955
Landwirtschaftliche Rentenbank 2.375% 2025	5,000	4,936
Oesterreichische Kontrollbank AG 0.75% 2017	5,000	4,997
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,370
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	10,500	10,500
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,000
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,344
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	2,019
Ontario (Province of) 1.625% 2019	15,000	14,986
Sweden (Kingdom of) 1.00% 2017[3]	5,000	4,993
Sweden (Kingdom of) 1.125% 2018[3]	4,900	4,891
Sweden (Kingdom of) 1.125% 2019[3]	65,000	64,199
Sweden (Kingdom of) 1.25% 2021[3]	15,000	14,483
		553,070
Federal agency bonds & notes 2.78%
Fannie Mae 1.00% 2019	10,000	9,955
Fannie Mae 1.75% 2019	4,000	4,039
Fannie Mae 1.75% 2019	3,000	3,030
Fannie Mae 1.625% 2020	5,000	5,024
Fannie Mae 1.375% 2021	15,000	14,632
Federal Home Loan Bank 0.625% 2017	5,000	4,999
Federal Home Loan Bank 0.875% 2018	42,860	42,699
Federal Home Loan Bank 0.875% 2019	16,500	16,287
Freddie Mac 0.50% 2017	6,000	5,999
Private Export Funding Corp. 1.375% 2017	36,930	36,971
United States Agency for International Development, Tunisia (Kingdom of) 2.452% 2021	3,000	3,075
United States Agency for International Development, Ukraine, 1.471% 2021	8,820	8,677
		155,387
Municipals 1.23%
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	4,952
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-4, 1.45% 2045 (put 2017)	925	926
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	15,068
City of South Pasadena, California, Water Rev. Ref. Bonds, BAM insured, 2.00% 2017	260	262
City of South Pasadena, California, Water Rev. Ref. Bonds, BAM insured, 2.00% 2018	150	152
City of South Pasadena, California, Water Rev. Ref. Bonds, BAM insured, 3.00% 2019	225	233
City of South Pasadena, California, Water Rev. Ref. Bonds, BAM insured, 3.00% 2020	360	374
City of South Pasadena, California, Water Rev. Ref. Bonds, BAM insured, 4.00% 2021	405	439
Short-Term Bond Fund of America — Page 9 of 14

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	$1,195	$1,243
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,203
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,127
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,907
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2016	3,680	3,680
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,295
State of Ohio, Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	815	858
State of Ohio, Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	965	1,006
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	855	898
		68,623
Total bonds, notes & other debt instruments (cost: $5,249,052,000)		5,229,691
Short-term securities 5.90%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.51% due 12/7/2016	58,100	58,094
Chariot Funding, LLC 1.00% due 4/7/2017[3]	50,000	49,807
Federal Home Loan Bank 0.52% due 4/13/2017	46,200	46,104
Sumitomo Mitsui Banking Corp. 0.49% due 12/2/2016[3]	26,400	26,400
Svenska Handelsbanken Inc. 1.02% due 2/21/2017[3]	50,000	49,913
Wells Fargo Bank, N.A. 1.01% due 1/18/2017	50,000	50,034
Westpac Banking Corp. 1.04% due 2/15/2017[3]	50,000	49,916
Total short-term securities (cost: $330,203,000)		330,268
Total investment securities 99.40% (cost: $5,579,255,000)		5,559,959
Other assets less liabilities 0.60%		33,351
Net assets 100.00%		$5,593,310
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $3,637,133,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 11/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.04%	12/17/2017	$100,000	$(80)
Pay	LCH	3-month USD-LIBOR	1.0015	8/30/2018	333,000	1,528
Pay	LCH	3-month USD-LIBOR	1.022	2/2/2019	250,000	1,817
Pay	LCH	3-month USD-LIBOR	1.209	3/18/2019	100,000	399
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	200,000	(1,748)
Receive	LCH	3-month USD-LIBOR	1.5485	1/12/2021	200,000	(1,218)
Pay	LCH	3-month USD-LIBOR	1.2285	5/19/2021	35,000	785
Pay	LCH	3-month USD-LIBOR	1.1055	6/16/2021	70,000	2,012
Receive	LCH	3-month USD-LIBOR	0.96	6/28/2021	280,000	(9,962)
Pay	LCH	3-month USD-LIBOR	1.1155	7/19/2021	150,000	4,398
Pay	LCH	3-month USD-LIBOR	1.276	10/11/2021	103,000	2,533
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	420,000	3,066
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	420,000	2,675
Short-Term Bond Fund of America — Page 10 of 14

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 11/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	2.0385%	11/25/2023	$22,000	$29
Pay	LCH	3-month USD-LIBOR	2.2365	9/2/2025	50	—[8]
Pay	LCH	3-month USD-LIBOR	2.0325	10/22/2025	80,000	792
Pay	LCH	3-month USD-LIBOR	1.743	2/8/2026	75,000	2,731
Pay	LCH	3-month USD-LIBOR	1.623	5/19/2026	30,000	1,475
Pay	LCH	3-month USD-LIBOR	1.716	5/20/2026	68,500	2,811
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	37,000	2,662
Pay	LCH	3-month USD-LIBOR	2.1865	12/2/2026	13,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	93,000	(2,504)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	93,000	(2,770)
Pay	LCH	3-month USD-LIBOR	2.3955	11/21/2046	28,000	602
						$12,033
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,822,536,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Short	292	March 2017	$39,347	$91
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	220	March 2017	35,516	7
10 Year U.S. Treasury Note Futures	CME	Long	246	March 2017	30,599	32
2 Year U.S. Treasury Note Futures	CME	Long	2,737	April 2017	593,564	(149)
5 Year U.S. Treasury Note Futures	CME	Long	529	April 2017	62,519	(180)
						$(199)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $24,350,000, which represented .44% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,138,711,000, which represented 20.36% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $118,142,000, which represented 2.11% of the net assets of the fund.
[7]	Purchased on a TBA basis.
[8]	Amount less than one thousand.
Short-Term Bond Fund of America — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
Short-Term Bond Fund of America — Page 12 of 14

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,887,566	$—	$1,887,566
Corporate bonds & notes	—	1,070,281	—	1,070,281
Asset-backed obligations	—	888,801	7,564	896,365
Mortgage-backed obligations	—	598,399	—	598,399
Bonds & notes of governments & government agencies outside the U.S.	—	553,070	—	553,070
Federal agency bonds & notes	—	155,387	—	155,387
Municipals	—	68,623	—	68,623
Short-term securities	—	330,268	—	330,268
Total	$—	$5,552,395	$7,564	$5,559,959

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$30,315	$—	$30,315
Unrealized appreciation on futures contracts	130	—	—	130
Liabilities:
Unrealized depreciation on interest rate swaps	—	(18,282)	—	(18,282)
Unrealized depreciation on futures contracts	(329)	—	—	(329)
Total	$(199)	$12,033	$—	$11,834
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,148
Gross unrealized depreciation on investment securities	(33,242)
Net unrealized depreciation on investment securities	(22,094)
Cost of investment securities	5,582,053

Short-Term Bond Fund of America — Page 13 of 14

unaudited
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0117O-S54064	Short-Term Bond Fund of America — Page 14 of 14

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: January 27, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 27, 2017